UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  September 30, 2006

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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Form 13F File Number:




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
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Title:
Chief Operating Officer
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Phone:
212-328-7140
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Signature, Place and Date of Signing:



















?Marc Simons
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?New York, NY
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?8/08/06


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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41








Form 13F Information Table Value Total:
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       $884,962





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE



















COLUMN 1

COLUMN 2

COLUMN 3

COLUMN 4

COLUMN 5

COLUMN 6

COLUMN 7

COLUMN 8

























VALUE

SHRS OR
SH/
PUT/

INVESTMENT

OTHER

VOTING AUTHORITY
NAME OF ISSUER

TITLE OF CLASS

CUSIP

(X$1000)

PRN AMT
PRN
CALL

DISCRETION

MANAGERS

SOLE
SHARED
NONE
ACXIOM CORP

COM

005125109

           15,568

               631,304
SH


SOLE



X


ACXIOM CORP

CALL

005125909

              1,233

                   5,000
SH
CALL

SOLE



X


ACXIOM CORP

PUT

005125959

              6,165

                25,000
SH
PUT

SOLE



X


AMAZON COM INC

NOTE 4.75% 02/01/2009
023135AF3

           13,844

          14,241,000
PRN


SOLE



X


AMERICAN EXPRESS CO

DBCV 1.850% 12/1/2033
025816AS8

            15,185

         15,000,000
PRN


SOLE



X


APRIA HEALTHCARE GROUP INC

NOTE 3.375% 09/01/2033
037933AB4

              2,412

          2,500,000
PRN


SOLE



X


BARRICK GOLD ORDINARY

CALL

067901908

                983

                   3,200
SH
CALL

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

          25,620

                83,400
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

COM

067901108

              1,965

                63,976
SH


SOLE



X


BLACKROCK INC

DBCV 2.625% 2/15/2035
09247XAB7

             2,734

           1,797,000
PRN


SOLE



X


BLACKROCK INC

DBCV 2.625% 2/15/2033
09247XAB7

             6,846

          4,500,000
PRN


SOLE



X


BLUE COAT SYSTEMS INC

COM NEW

09534T908

             4,052

                22,500
SH


SOLE



X


BLUE COAT SYSTEMS INC

PUT

09534T958

              3,152

                 17,500
SH
PUT

SOLE



X


CADENCE DESIGN SYSTEM INC

NOTE 8/15/2023

127387AB4

             2,867

          2,500,000
PRN


SOLE



X


CARNIVAL CORP

NOTE 10/24/2021

143658AS1

             3,958

          5,000,000
PRN


SOLE



X


CEPHALON INC

NOTE 0.00% 6/15/2033

156708AL3

             5,996

          5,000,000
PRN


SOLE



X


CUMMINS INC

PUT

231021106

         369,136

              309,600
SH
PUT

SOLE



X


CYPRESS SEMICONDUCTOR CORP

NOTE 1.250% 6/15/08

232806AH2

          24,499

         19,000,000
PRN


SOLE



X


DARLING INTL INC

COM

237266101

                   34

                    8,160
SH


SOLE



X


FAIR ISAAC CORP

NOTE 1.5% 08/15/2033

303250AD6

             5,909

          5,800,000
PRN


SOLE



X


FISHER SCIENTIFIC INTL INC

NOTE 2.500% 10/01/23

338032AW5

             8,635

          5,000,000
PRN


SOLE



X


GENWORTH FINL INC

COM

37247D304

             2,835

                75,000
SH


SOLE



X


HARRIS CORP DEL

DBCV 3.5% 8/15/2022

413875AH8

             4,866

          2,455,000
PRN


SOLE



X


LANDAMERICA FINL GROUP INC

COM

514936103

                558

                   8,475
SH


SOLE



X


LIBERTY GLOBAL INC

COM SER A

530555101

                   44

                    1,700
SH


SOLE



X


MEDICIS PHARMACEUTICAL CORP

NOTE 2.5% 06/04/2032
58470KAA2

              7,133

          6,000,000
PRN


SOLE



X


METROPOLITAN HEALTH NETWORKS

COM

592142103

                344

               153,000
SH


SOLE



X


MIRANT CORP NEW

COM

60467R100

                273

                 10,000
SH


SOLE



X


NASDAQ 100 TR

UNIT SER 1

631100104

                407

                 10,000
SH


SOLE



X


NASDAQ 100 TR

PUT

631100954

            10,163

                25,000
SH
PUT

SOLE



X


NASDAQ 100 TR

PUT

631100954

            10,163

                25,000
SH
PUT

SOLE



X


OMNICOM GROUP INC

NOTE 0.00% 7/31/2032

681919AM8

             4,938

          5,000,000
PRN


SOLE



X


REALOGY CORP

CALL

75605E900

             2,495

                  11,000
SH
CALL

SOLE



X


REALOGY CORP

PUT

75605E950

            18,144

                80,000
SH
PUT

SOLE



X


REALOGY CORP

COM

75605E100

                253

                   11,159
SH


SOLE



X


SONIC CORP

COM

835451105

              1,696

                75,000
SH


SOLE



X


SPDR TR

UNIT SER 1

78462F103

              7,414

                55,500
SH


SOLE



X


SPDR TR

PUT

78462F953

        200,370

               150,000
SH
PUT

SOLE



X


SUPERVALU INC

PUT

868536953

          35,580

               120,000
SH
PUT

SOLE



X


SUPERVALU INC

CALL

868536903

          37,063

               125,000
SH
CALL

SOLE



X


TEVA PHARMACEUTICAL FIN LLC

DBCV 0.25% 2/01/2026

88163VAE9

              7,231

          7,500,000
PRN


SOLE



X


TRANSOCEAN SEDCO FOREX INC

NOTE 1.500% 5/15/21

893830AD1

           12,202

           11,271,000
PRN


SOLE



X